Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.9%

California — 84.2%
Beverly Hills Unified School District CA, General Obligation Bonds
Series B
4.000%, due 8/1/38	$1,000,000	$1,063,422
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a),(b)	1,000,000	1,034,513
Series A1
4.000%, due 5/1/53(a),(b)	1,000,000	1,039,890
Series B
4.000%, due 2/1/52(a),(b)	1,000,000	1,029,881
California Community Housing Agency, Revenue Bonds
Series A
5.000%, due 4/1/49	500,000	475,257
California Health Facilities Financing Authority, Revenue Bonds
Series A Insured: BAM
3.000%, due 8/15/51	1,000,000	887,569
Series C
5.000%, due 6/1/41(a),(b)	1,250,000	1,471,983
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B
3.000%, due 10/1/47(a),(b)	1,140,000	1,177,129
5.000%, due 11/1/29	800,000	935,330
California Municipal Finance Authority, Revenue Bonds
4.000%, due 7/15/29	1,000,000	999,983
Series B
2.125%, due 11/15/26	820,000	772,962
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/25	100,000	108,317
5.000%, due 6/1/32	200,000	238,323
Series B Insured: AGM
5.000%, due 6/1/32	200,000	238,323
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series C
5.000%, due 6/1/28	1,000,000	1,165,725
City of Los Angeles Department of Airports, Revenue Bonds
Series A
5.000%, due 5/15/30	500,000	575,324
5.000%, due 5/15/40	1,000,000	1,043,189
Series C
5.000%, due 5/15/31	500,000	579,167
City of Oakland CA, General Obligation Bonds
Series C
4.000%, due 7/15/35	505,000	544,741
City of Roseville CA, Special Tax
4.000%, due 9/1/41	765,000	744,624
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,098,487
Hayward Unified School District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/43	750,000	760,672
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.000%, due 7/1/40	500,000	586,178
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/43	1,255,000	1,403,175
Mount Diablo Unified School District, General Obligation Bonds
Series B
4.000%, due 8/1/29	1,265,000	1,402,906
Northern California Energy Authority, Revenue Bonds
Series A
4.000%, due 7/1/49(a),(b)	925,000	946,736
Northern California Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/31	1,000,000	1,212,751
Pajaro Valley Unified School District, Certificates of Participation
Insured: BAM
4.000%, due 8/1/34	1,060,000	1,127,944
Peralta Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/39	500,000	506,026
Series D
4.000%, due 8/1/39	850,000	860,244
Poway Unified School District, Special Tax
Insured: BAM
4.000%, due 9/1/42	500,000	510,384
Ravenswood City School District, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/45	1,000,000	1,140,466
Regents of The University of California Medical Center Pooled Revenue, Revenue Bonds
Series P
4.000%, due 5/15/43	750,000	765,323
River Islands Public Financing Authority, Special Tax
Series A1 Insured: AGM
5.000%, due 9/1/30	350,000	407,398
5.000%, due 9/1/42	500,000	554,699
Sacramento City Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/30	655,000	776,501
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds
5.000%, due 12/1/27	1,000,000	1,159,746
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.000%, due 8/15/37	1,245,000	1,437,098
San Diego County Water Authority, Revenue Bonds
Series B
4.000%, due 5/1/37	890,000	946,786

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
San Mateo Foster City Public Financing Authority, Revenue Bonds
Series B
5.000%, due 8/1/25	$450,000	$492,710
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	488,220
South San Francisco Public Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 6/1/36	620,000	707,632
5.000%, due 6/1/38	810,000	917,335
State of California, General Obligation Bonds
4.000%, due 3/1/36	300,000	320,393
5.000%, due 4/1/29	1,000,000	1,187,562
5.000%, due 10/1/31	500,000	614,274
		38,457,298
Guam — 6.4%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,073,964
Series A Insured: AGM
5.000%, due 10/1/22	500,000	502,767
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/30	1,250,000	1,368,278
		2,945,009
Puerto Rico — 6.3%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A
3.820%, due 7/1/24(c)	699	650
4.700%, due 7/1/33(c)	2,688	1,598
Series A1
4.000%, due 7/1/33	2,089	2,000
4.000%, due 7/1/35	1,878	1,772
4.000%, due 7/1/37	1,611	1,505
4.000%, due 7/1/41	2,191	2,010
4.000%, due 7/1/46	2,279	2,051
5.375%, due 7/1/25	752,326	787,868
5.625%, due 7/1/27	2,305	2,498
5.625%, due 7/1/29	252,268	278,730
5.750%, due 7/1/31	971,203	1,089,809
Commonwealth of Puerto Rico, Notes
3.900%, due 11/1/51(a),(b)	110,351	36,002
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
5.700%, due 7/1/51(c)	2,500,000	538,142
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,284
		2,864,919
Total Municipal Bonds
(Cost $44,201,649)		44,267,226

	Shares	Value
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Dreyfus Tax Exempt Cash Management - Institutional, 0.99%(d)
(Cost $1,069,920)	1,070,027	$1,069,920

Total Investments — 99.2%
(Cost $45,271,569)		45,337,146
Other Assets and Liabilities, Net — 0.8%		360,495
Net Assets — 100.0%		$45,697,641

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at July 31, 2022.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
NATL	- National Public Finance Guarantee Corp.

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$44,267,226	$–	$44,267,226
Short-Term Investment:
Money Market Fund	1,069,920	–	–	1,069,920
Total Investments in Securities	$1,069,920	$44,267,226	$–	$45,337,146

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)